Commitments and Contingencies (Details Narrative) - USD ($)					3 Months Ended			12 Months Ended
	Apr. 14, 2020	Apr. 14, 2020	Feb. 12, 2020	Jul. 15, 2019	Mar. 31, 2020	Mar. 30, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Apr. 15, 2020	Jan. 02, 2019
Operating lease, liability					$ 482,212			$ 754,427
Right of use assets - operating leases, net					$ 654,277			732,100
Operating cash outflows relating to operating lease liabilities						$ 74,776
Operating lease expense						$ 77,823
Operating lease, weighted average remaining lease term					3 years 26 days
Operating lease, weighted average discount rate, percent					4.50%
Operating leases, rent expense					$ 146,287		$ 144,433	451,711	343,253
Rental income					$ 25,704		$ 25,704	$ 102,815	$ 102,815
Legal settlement amount				$ 1,100
Rosenberg Fortuna & Laitman LLP [Member]
Legal settlement amount			$ 50,000
Settlement costs			50,000
Subsequent Event [Member] | Oceanside Traders, LLC [Member]
Legal settlement amount	$ 443,383	$ 443,383
Settlement costs	284,248	284,248								$ 190,105
Subsequent Event [Member] | Oceanside Traders, LLC [Member] | Plaintiff for Goods Sold [Member]
Legal settlement amount	141,007	141,007
Subsequent Event [Member] | Oceanside Traders, LLC [Member] | Overpayments [Member]
Legal settlement amount	138,180	138,180
Subsequent Event [Member] | Oceanside Traders, LLC [Member] | Lost Profits [Member]
Legal settlement amount	$ 279,187	$ 279,187
Subsequent Event [Member] | Rosenberg Fortuna & Laitman LLP [Member]
Legal settlement amount			50,000
Settlement costs			$ 50,000